Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Global Large-Cap Stock Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2013

Effective November 1, 2013, the T. Rowe Price Global Large-Cap Stock Fund will change its name to the T. Rowe Price Global Growth Stock Fund. While there are no changes anticipated to the fund's current investment program and the fund will continue to invest at least 80% of its net assets in stocks of large-cap companies, the new name is intended to emphasize the fund's growth approach to stock selection. In addition, effective November 1, 2013, the fund will change its primary benchmark from the MSCI All Country World Large-Cap Index to the MSCI All Country World Index. The new benchmark is more diversified by country and region than the current benchmark and is more representative of the fund's investment program and new name.

Effective November 1, 2013, all references in the prospectus and summary prospectus to the Global Large-Cap Stock Fund are hereby replaced by reference to the Global Growth Stock Fund.

T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Global Large-Cap Stock Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2013

Effective November 1, 2013, the T. Rowe Price Global Large-Cap Stock Fund will change its name to the T. Rowe Price Global Growth Stock Fund. While there are no changes anticipated to the fund's current investment program and the fund will continue to invest at least 80% of its net assets in stocks of large-cap companies, the new name is intended to emphasize the fund's growth approach to stock selection. In addition, effective November 1, 2013, the fund will change its primary benchmark from the MSCI All Country World Large-Cap Index to the MSCI All Country World Index. The new benchmark is more diversified by country and region than the current benchmark and is more representative of the fund's investment program and new name.

Effective November 1, 2013, all references in the prospectus and summary prospectus to the Global Large-Cap Stock Fund are hereby replaced by reference to the Global Growth Stock Fund.